Related party transactions	12 Months Ended
Jun. 30, 2021
Related party transactions
Related party transactions

22    Related party transactions

Except for related party transactions disclosed in other notes of the financial statements, the Group entered into the following significant transactions with related parties during the years ended June 30, 2019, 2020 and 2021.

(a)	The significant related party transactions are summarized as follows:

		2019	2020	2021
		(Restated)	(Restated)
	Note	RMB	RMB	RMB
Repayment of loans to related parties	(i)(ii)	(4,000)	(34,079)	(41,981)
Repayment of loans from a related party	(i)	12,412	11,850	21,649
Loans borrowed from a related party	(ii)	9,000	13,000	4,000
Interest on loans borrowed from a related party	(ii)	208	440	205
Repayment of on loans borrowed from a related party	(ii)	—	—	853
Interest income from deposits placed with a related party finance entity	(iii)	24,331	24,835	42,820
Net (withdrawals)/ deposits of cash at a related party finance entity	(iii)	(509,067)	267,937	(302,266)
Term deposits placed with a related party finance entity	(iii)	4,709,697	3,816,762	4,180,615
Maturity of term deposits placed with a related party finance entity	(iii)	3,526,603	4,282,255	3,233,296
Rental expenses	(iv)	33,814	—	—
Purchase of right-of-use assets	(iv)	—	529,406	3,509
Interest on lease liabilities	(iv)	—	3,624	227
Payments of lease liabilities	(iv)	—	529,377	976
Payments of expenses by the Group on behalf of related parties	(v)	6,750	10,253	14,748
Payments of expenses by related parties on behalf of the Group	(v)	2,731	2,958	4,852
Collection of fees by the Group on behalf of related parties	(v)	46,922	34,936	61,764
Purchase of leasehold improvement from a related party	(vi)	38,520	118,718	68,070
Purchase of food products from related parties	(vii)	70,045	75,654	111,835
Operation and management service provided to related parties	(viii)	30,081	8,045	17,822
Other service and product provided to related parties	(ix)	3,165	3,181	4,641
Service provided by related parties	(x)	23,669	20,364	23,573
Acquisition of affiliated entities	(xi)	—	200	56,866
Dividends paid to a non-controlling shareholder of subsidiaries	(xi)	7,482	21,145	—
Payments to a non-controlling shareholder upon the liquidation of subsidiaries	(xi)	—	3,713	—
Capital contribution	(xii)	15,000	—	3,560

(b)	The significant related party balances are summarized as follows:

		2020	2021
		(Restated)
	Note	RMB	RMB
Other receivables due from related parties	(i) (iii) (iv) (vii) (viii) (ix)	77,442	53,868
Cash held at a related party finance entity	(iii)	502,289	200,023
Term deposits placed with a related party finance entity	(iii)	921,601	1,898,242
Other payables due to related parties	(i) (iv) (v) (vi) (ix) (x)	156,709	134,982
Lease liabilities	(iv)	3,628	5,554
– Current portion		1,338	1,504
– Non-current portion		2,290	4,050

The Company’s majority shareholder, Mr. Feng owns or controls other non-educational services businesses (“Related Party Companies”) that from time to time require short-term financing to support their business operations and working capital needs. After considering the cash on hand and forecasted cash flows to fund its operations, the Group issued financing to Related Party Companies during the periods presented.

(i)     On October 31, 2016, the Company provided a one-year-period interest-free loan to Leonit, which is controlled by Hailiang Group, amounting to USD14,500 (equivalent to RMB98,229) (“USD Loan”). On the same date, Hailiang Consulting borrowed a one-year-period interest-free loan from Hailiang Group amounting to RMB99,603 (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due on October 30, 2018 with renewal option if both parties agree. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018 with renewal option if both parties agree. Per the agreement among the four parties mentioned above, when the USD Loan is repaid, the RMB Loan will similarly be repaid.

On December 5, 2017, the Company borrowed a one-year-period interest-free loan from Leonit amounting to USD1,150 (equivalent to RMB7,609). The loan of USD1,150 was offset against the USD loan per the agreement between the Company and Leonit.

During the year ended June 30, 2019, Leonit settled part of the USD loan in cash, amounting to USD1,820 (equivalent to RMB12,412) to the Company.

During the year ended June 30, 2020, Leonit settled part of the USD loan in cash, amounting to USD1,700 (equivalent to RMB11,850) to the Company, while Hailiang Consulting repaid part of the RMB loan, amounting to RMB32,079 to Hailiang Group.

During the year ended June 30, 2021, Leonit settled part of the USD loan in cash, amounting to USD3,200 (equivalent to RMB21,649) to the Company, while Hailiang Consulting repaid part of the RMB loan, amounting to RMB21,981 to Hailiang Group.

As of June 30, 2020 and 2021, the USD loan made to Leonit of USD9,830 (equivalent to RMB69,591) and USD6,630 (equivalent to RMB42,830) was included in “Other receivables due from related parties”, respectively, and the RMB loan borrowed from Hailiang Group of RMB67,524 and RMB45,543 was included in “Other payables due to related parties”, respectively.

(ii)     During the years ended June 30, 2019, 2020 and 2021, Jinhua Hailiang Foreign Language School and Feicheng Hailiang Foreign Language School borrowed loans amounted to RMB9,000, RMB13,000 and RMB4,000 at an interest rate of 5.145% from Hailiang Investment. a related party controlled by Mr.Feng.

During the years ended June 30, 2019, 2020 and 2021, Jinhua Hailiang Foreign Language School and Feicheng Hailiang Foreign Language School repaid of the loans amounted to RMB 4,000, RMB2,000 and RMB20,000 to Hailiang Investment. As of June 30, 2021, the loans and interests have been all repaid to Hailiang Investment.

(iii)    As of June 30, 2020 and 2021, the Group has cash held at a related party finance entity of RMB502,289 and RMB200,023, respectively. During the year ended June 30, 2020, net amount of RMB267,937 were placed with Hailiang Finance. During the years ended June 30, 2019 and 2021, net amount of RMB509,067 and RMB302,266 were withdrawn from Hailiang Finance, respectively. The cash held at a related party finance entity is held for the purpose of meeting short-term cash commitments, such as to pay for the Group’s operating expenses at any time.

During the years ended June 30, 2019, 2020 and 2021, term deposits of RMB4,709,697, RMB3,816,762 and RMB4,180,615 were placed with Hailiang Finance, and RMB3,526,603, RMB4,282,255 and RMB3,233,296 were matured, respectively. The term deposits are held for investment purpose and can be withdrawn prior to their maturity without incurring significant penalties. Such amounts have been presented as investing activities in the consolidated statements of cash flows.

As of June 30, 2020 and 2021, the Group has term deposits with maturities more than three months to RMB921,601 and RMB1,898,242 that are placed at Hailiang Finance, respectively.

The interest income from the deposits during the years ended June 30, 2019, 2020 and 2021 amounted to RMB24,331, RMB24,835 and RMB42,820, respectively. Interest income that can be collected but not yet collected from the due term deposits as of June 30, 2020 amounted to RMB4,478 was included in “Other receivables due from related parties”. As of June 30, 2021, the Group had interest income receivable from undue term deposits amounted to RMB29,322, which was included in” Term deposits held at a related party finance entity”.

(iv)

The Group leases the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment, a related party controlled by Mr. Feng, which incurred rental expenses of RMB31,504 during the year ended June 30, 2019. The Group also leases some office spaces from Hailiang Real Estate, a related party controlled by Mr. Feng, which incurred rental expenses of RMB730 during the year ended June 30, 2019. In addition, Haibo Education and Haibo Logistics leased the office space and warehouse from Nanchang Hongtou Property Management Co., Ltd, (“Nanchang Hongtou”), a related party before October 30, 2019 and owned by Mr. Honggen Min, who is the controlling shareholder of Nanchang Baishu, which incurred rental expenses of RMB1,580 during the year ended June 30, 2019. On September 6, 2019, the Group terminated the lease contract with Nanchang Hongtou due to the liquidation of Haibo Education and Haibo Logistics.

The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at July 1, 2019 to recognize right-of-use assets relating to leases which were previously classified as operating leases under IAS 17. After initial recognition of right-of-use assets at July 1, 2019, the Group as a lessee is required to recognize the depreciation of right-of-use assets, instead of the previous policy of recognizing rental expenses incurred under operating leases on a straight-line basis over the lease term. Under this approach, the comparative information is not restated. See note 4(o).

On September 6, 2019, the Group entered into a series of supplementary contracts with Hailiang Investment regarding the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment, pursuant to which, on September 12, 2019, the Group purchased right-of-use assets of RMB524,996 regarding the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment for the remaining lease period until June 30, 2037. Regarding other lease contracts with Hailiang Investment, Hailiang Real Estate and Xiantao Tiancheng Education Investment Co., Ltd., a related party controlled by Hailiang Investment, the Group purchased right-of-use assets RMB4,410 and RMB3,509 respectively during the years ended June 30, 2020 and 2021.

During the years ended June 30, 2020 and 2021, the Group recognized interest expense of RMB3,624 and RMB227 on lease liabilities, respectively, and settled lease liabilities of RMB529,377 and RMB976 relating to the above lease contracts with Hailiang Investment and Hailiang Real Estate, respectively.

As of June 30, 2020 and 2021, the above unsettled balances of RMB3,628 and RMB5,554 were recognized in “Lease liabilities”, respectively.

(v)

During the years ended June 30, 2019, 2020 and 2021, the Group paid expenses, which mainly include staff related expenses and other miscellaneous expenses, of RMB 6,750, RMB10,253 and RMB14,748 respectively on behalf of the related parties. Such amount is receivable on demand, and the related parties repaid RMB6,656, RMB9,180 and RMB9,925 to the Group during the years ended June 30, 2019, 2020 and 2021, respectively.

During the years ended June 30, 2019, 2020 and 2021, the related parties paid expenses, which mainly include staff related expenses and other miscellaneous expenses, of RMB2,731, RMB2,958 and RMB4,852 respectively on behalf of the Group. Such amount is due and payable on demand, and the Group repaid RMB4,663, RMB2,510 and RMB4,807 to the related parties during the years ended June 30, 2019, 2020 and 2021, respectively.

During the years ended June 30, 2019, 2020 and 2021, the Group collected amounts of RMB46,922, RMB34,936 and RMB61,764, mainly on behalf of Ming Kang Hui supermarkets, which are operated by Zhejiang Ming Kang Hui Food Co., Ltd., a related party controlled by Mr. Feng. Such amount is due and payable on demand, and the Group repaid

RMB47,858, RMB33,011 and RMB58,405 to related parties during the years ended June 30, 2019, 2020 and 2021, respectively.

The above unsettled balances were included in “Other payables due to related parties” and “Other receivables due from related parties” as of June 30, 2020 and 2021, respectively.

(vi)   The Group entered into a series of leasehold improvement contracts with Heng Zhong Da Construction Limited Company (“Heng Zhong Da”), a company over which Mr. Feng has significant influence, for the leasehold improvement of classroom buildings, dining halls and student dormitories.

During the years ended June 30, 2019, 2020 and 2021, the Group purchased leasehold improvement service from Heng Zhong Da of RMB38,520, RMB118,718 and RMB68,070 respectively.

As of June 30, 2020 and 2021, the above unsettled balances of RMB45,293 and RMB41,554 were recognized in “Other payables due to related parties”.

(vii)   The Group purchased food products from Zhejiang Ming Kang Hui E-Commerce Co., Ltd. and Ming Kang Hui Ecological Agriculture Group Co., Ltd. (collectively referred as “Ming Kang Hui”), two companies controlled by Mr. Feng, amounting to RMB70,045 during the year ended June 30, 2019, respectively. The Group purchased food products from Ming Kang Hui Ecological Agriculture Group Co., Ltd. and Zhuji Hailiang Food Co., Ltd., two related parties controlled by Mr. Feng, totally amounting to RMB75,654 and RMB111,835 during the years ended June 30, 2020 and 2021.

As of June 30, 2020 and 2021, the above unsettled balances of RMB11,977 and RMB22,262 were recognized in “Other payables due to related parties”.

(viii)  Operation and management service provided to related parties are as follow:

	2019	2020	2021
	RMB	RMB	RMB
Operation and management service provided to managed schools	25,203	4,622	11,452
Service provided to Ming Kang Hui	4,878	3,423	6,370
Total	30,081	8,045	17,822

Pursuant to the strategic cooperation agreement signed with Hailiang Group and Hailiang investment, the Group provided operation and management services to Hailiang Kindgarten, Zhuji Hailiang Jinshan Kindgarten and Tianma Kindgarten, which were controlled by Mr Hailiang Feng, and other 17 schools controlled by Hailiang Investment, including Xiantao No.1 Middle School, Xinchang Nanrui Experimental School, and 15 schools controlled by Xinyu Baishu Technology Service Co., Ltd. (“Xinyu Baishu”). Operation and management service fees of RMB25,203, RMB4,622 and RMB11,452 were charged to the abovementioned schools during the years ended June 30, 2019, 2020 and 2021, respectively.

On October 30, 2019, Hailiang Investment disposed all of the equity interest in Xinyu Baishu and hence Xinyu Baishu is not considered as a related party to the Group since then.

The Group provided service to Ming Kang Hui supermarkets, which are operated by Zhejiang Ming Kang Hui Food Co., Ltd., controlled by Mr. Feng, in the Group’s campuses, amounting to RMB4,878, RMB3,423 and RMB6,370 during the years ended June 30, 2019, 2020 and 2021, respectively.

(ix)    Other service and product provided to related parties mainly include daily consumables sold to related parties, hotel services and etc.

(x)     The Group received IT services, physical examination services, travel services and other services from related parties controlled by Hailiang Group, amounting to RMB23,669, RMB20,364 and RMB23,573 during the years ended June 30, 2019, 2020 and 2021.

As of June 30, 2020 and 2021, the above unsettled balances of RMB9,160 and RMB15,021 were recognized in “Other payables due to related parties”.

(xi)    In November 2018, Haibo Education and Haibo Logistics declared and fully paid dividends amounting to RMB6,075 and RMB1,407 to Nanchang Baishu, respectively.

In September 2019, Haibo Education and Haibo Logistics declared and fully paid dividends amounting to RMB17,670 and RMB3,475 to Nanchang Baishu, respectively.

In December 2019, net assets attributable to Nanchang Baishu was paid upon the liquidation of Haibo Education and Haibo Logistics, totally amounting to RMB3,713.

In July 2019, the Company acquired 100% shares of Zhuji Tianma Boya Training Center Co., Ltd. with the consideration of RMB100 from Hailiang Investment.

In May 2020, the Company acquired 100% shares of Zhuji Yuesheng Management Consulting Co., Ltd. with the consideration of RMB100 from Hailiang Investment.

In July 15, 2020, the Company entered into a sponsorship transfer agreement with Hailiang Investment to acquire 100% sponsorship of Jinhua Hailiang Foreign Language School, with a total consideration of RMB34,000.

In April 2021, the Company acquired from Hailiang Investment, 100% equity interests in Feicheng Education Investment, for a total consideration of RMB 22,866.

(xii)   Mr. Feng, paid awards of RMB15,000 to the Group’s outstanding teachers to recognize their outstanding performance and contributions during the year ended June 30, 2019. The transaction is accounted for as a deemed contribution from a controlling shareholder.

Capital contribution of RMB3,560 from non-controlling shareholders of Zhenjiang Jianghe High School of Art, through waiving liability during the year ended June 30, 2021.

(c)   Transactions with key management personnel

Remuneration of the directors and key management personnel of the Group for the years ended June 30, 2019, 2020 and 2021 are as follows:

	2019	2020	2021
	RMB	RMB	RMB
Short-term benefits	5,713	5,549	5,861

Total remuneration is included in “employee benefit expenses” (Note 7).